ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,060	$ 1,211	$ 1,012
Less: allowance for doubtful accounts	(402)	(433)	(361)	$ (216)
Accounts receivable, net	$ 658	$ 778	$ 651